Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

Telephone: 212-806-5400

Telecopier: 212-806-6006

March 18, 2008

BY EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	MRU ABS II LLC
Registration Statement on Form S-3

Ladies and Gentlemen:

MRU ABS II LLC (the “Registrant”) is filing today via EDGAR a Registration Statement on Form S-3 under the Securities Act of 1933, as amended, in connection with the registration of up to $750,000,000 of Student Loan Asset-Backed Notes.

The appropriate filing fee of $29,475.00 has been sent on behalf of the Registrant to the Securities and Exchange Commission (the “SEC”) by wire transfer.

Should you have any questions with regard to the filing, please call the undersigned, Richard Fried, at (212) 806-6047. Thank you.

Very truly yours,

/s/ Richard Fried

Richard Fried